Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 671,287	$ 976,088
Restricted cash		99,960	99,960
Accounts receivable, net		944,911	747,943
Deposits, prepayments and other receivables, net		181,148	184,970
Other current assets		94,239	95,652
Total current assets		7,403,428	7,388,135
Non-current assets
Plant and equipment, net		21,509	17,411
Right-of-use assets, operating leases		182,320	214,018
Long-term investments, net		1,423,274	1,713,140
Total non-current assets		1,627,103	1,944,569
TOTAL ASSETS		9,030,531	9,332,704
Current liabilities
Bank loans - current		1,329,846	1,425,369
Receipts in advance		162,981	72,382
Lease liabilities, current		58,623	58,452
Accruals and other payables		456,598	621,397
Total current liabilities		5,007,541	5,039,741
Non-current liabilities
Lease liabilities, net of current portion		123,697	155,567
Total non-current liabilities		123,697	155,567
TOTAL LIABILITIES		5,131,238	5,195,308
Commitments and contingencies
SHAREHOLDERS’ EQUITY*
Additional paid-in capital	[1]	33,123,116	33,123,116
Accumulated other comprehensive income (loss)	[1]	95,406	79,296
Accumulated deficit	[1]	(37,366,924)	(37,112,711)
Total shareholders’ equity	[1]	3,899,293	4,137,396
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		9,030,531	9,332,704
Common Class A [Member]
SHAREHOLDERS’ EQUITY*
Ordinary Shares, value	[1]	8,047,695	8,047,695
Common Class B [Member]
SHAREHOLDERS’ EQUITY*
Ordinary Shares, value	[1]
Related Party [Member]
Current assets
Loan receivable, related party		1,257,979	1,248,396
Notes receivable, related party		4,153,904	3,957,485
Due from related parties			77,641
Current liabilities
Accounts payable		893	899
Due to related parties		925,411	502,478
Loan from related party		1,258,252	1,232,182
Nonrelated Party [Member]
Current liabilities
Accounts payable		$ 814,937	$ 1,126,582

[1]	The unaudited condensed consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.